CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current Assets
Cash		$ 248,460	$ 24,764
Prepaid expenses		43,250	0
Deferred offering costs			61,894
Total Current Assets		291,710	24,764
Deferred offering costs		0	61,894
Marketable securities held in Trust Account		57,506,681	0
Total Assets		57,798,391	86,658
Current Liabilities
Accounts payable and accrued expenses		244,568	1,450
Promissory note — related party		0	61,894
Total Current Liabilities		244,568	63,344
Deferred underwriting fee payable		2,012,500	1,725,000
Total Liabilities		2,257,068	63,344
Commitments
Common stock subject to possible redemption 5,750,000 and no shares at redemption value at September 30, 2021 and December 31, 2020, respectively		57,500,000	0
Stockholders' (Deficit) Equity
Common stock, value	[1]	181	144	[2]
Additional paid in capital		0	24,856
Accumulated deficit		(1,958,858)	(1,686)
Total Stockholders' (Deficit) Equity		(1,958,677)	23,314
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		57,798,391	86,658
BETTER THERAPEUTICS OPCO [Member]
Current Assets
Cash		3,232,000	123,000		$ 757,000
Prepaid expenses		268,000	124,000		230,000
Deferred offering costs		1,904,000
Other current assets		214,000	216,000
Total Current Assets		5,618,000	463,000		987,000
Capitalized software development costs		5,114,000	5,555,000		3,267,000
Property and equipment, net		61,000	89,000		183,000
Other long-term assets		206,000	280,000		444,000
Total Assets		10,999,000	6,387,000		4,881,000
Current Liabilities
Accounts payable		3,357,000	514,000		335,000
Accrued payroll		20,000	39,000		124,000
Other accrued expenses		1,542,000	60,000		27,000
Total Current Liabilities		4,919,000	613,000		486,000
Long-term debt			640,000		5,000,000
Deferred tax liability			152,000
Simple Agreements for Future Equity		39,194,000	11,740,000
Total Liabilities		44,113,000	13,145,000		5,486,000
Commitments
Stockholders' (Deficit) Equity
Common Units, 0 and 6,250,000 authorized and 0 and 4,000,000 issued and outstanding as of December 31, 2020 and 2019, respectively					212,000
Common stock, value		1,000	1,000
Additional paid in capital		530,000	445,000
Accumulated deficit		(57,849,000)	(31,408,000)		(25,021,000)
Total Stockholders' (Deficit) Equity		(57,318,000)	(30,962,000)		(24,809,000)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		10,999,000	6,387,000		4,881,000
Series Seed Preferred Convertible Units [Member] | BETTER THERAPEUTICS OPCO [Member]
Convertible preferred stock:
Series Convertible Preferred Units/Stock					2,000,000
Series A Convertible Preferred Units [Member] | BETTER THERAPEUTICS OPCO [Member]
Convertible preferred stock:
Series Convertible Preferred Units/Stock					$ 22,204,000
Series Seed Convertible Preferred Stock [Member] | BETTER THERAPEUTICS OPCO [Member]
Convertible preferred stock:
Series Convertible Preferred Units/Stock		2,000,000	2,000,000
Series A Convertible Preferred Stock [Member] | BETTER THERAPEUTICS OPCO [Member]
Convertible preferred stock:
Series Convertible Preferred Units/Stock		$ 22,204,000	$ 22,204,000

[1]	At December 31, 2020, shares issued and outstanding included up 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	Included up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).